Current Financial Assets and Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2019		Jan. 01, 2019	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash and bank accounts	$ 270,630			$ 398,178
Money market funds	13,722			13,248
Fixed bank deposits	56,170			40,075
Total cash and cash equivalents	$ 340,522	[1]	$ 451,501	$ 451,501	[1]	$ 256,380	$ 254,568

[1]	The 2019 Consolidated Financial Statements have been prepared according to the new IFRS 16 “Leases” standard with a new “right-of-use assets” category and a resulting significant increase of “lease debts” compared to the previous period (see note 2.2 for discussion of the application of IFRS 16 “Leases” from January 1, 2019 under the modified retrospective transition method). Prior periods have not been restated for the adoption.